Contingencies, commitments and restrictions on the distribution of profits - Brazil Concession Agreement (Details) $ in Thousands, R$ in Millions				12 Months Ended
	Jan. 05, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2012	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 BRL (R$)
Contingencies, commitments and restrictions on the distribution of profits
Compensation for concession				$ 62,677
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA") | Natal Airport Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Final gross indemnification									$ 125,900	R$ 609.5
Net gain recognized				166,500
Reversal of previous impairment loss				103,800
Compensation for concession				62,700
Unrecognized tax loss carry forwards were used to compensate the current tax expense				$ 7,400	R$ 36.8
Percentage of deduction on tax loss carryforwards that can be applied				100.00%	100.00%
Total net payment deducting all the obligations related to concession fees and including the receivables related to re-equilibriums		$ 41,300	R$ 199.7
Outstanding compensation received on account of re-bidding process	$ 90,600
Brasilia Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Initial term of concession agreement						25 years
Concession agreement extension period						5 years
Additional mandatory investments							$ 5,500
Current amount of Phase II performance bonds							$ 43,500	R$ 269.3